UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
February 13, 2016 to March 11, 2016

Commission File Number of Issuing entity:	333-191331-06

Central Index Key Number of issuing entity:	0001622765

GS Mortgage Securities Trust 2014-GC26
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-191331

Central Index Key Number of depositor:	0001004158

GS Mortgage Securities Corporation II
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor:	0001541001
0001541502
0001558761
0001548405
0001576832

Citigroup Global Markets Realty Corp.
Goldman Sachs Mortgage Company
Cantor Commercial Real Estate Lending, L.P.
Starwood Mortgage Finance LLC
MC-Five Mile Commercial Mortgage Finance LLC
(Exact name of sponsor(s) as specified in its charters)

Leah Nivison (212) 902-1000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3951634
38-3951635
(I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
190 S. LaSalle Street, Chicago, IL
(Address of principal executive offices of issuing entity)

60603
(Zip Code)

(312) 332-7530
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

A-1	☐	☐	☒	_______
A-2	☐	☐	☒	_______
A-3	☐	☐	☒	_______
A-4	☐	☐	☒	_______
A-5	☐	☐	☒	_______
A-AB	☐	☐	☒	_______
X-A	☐	☐	☒	_______
X-B	☐	☐	☒	_______
A-S	☐	☐	☒	_______
B	☐	☐	☒	_______
PEZ	☐	☐	☒	_______
C	☐	☐	☒	_______

Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? Yes ☒ No ☐

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.
On March 11, 2016 a distribution was made to holders of the certificates issued by GS Mortgage Securities Trust 2014-GC26. The distribution report is attached as an Exhibit to this form 10-D, please see item 9(b), Exhibit 99.1 for the related information.

No assets securitized by GS Mortgage Securities Corporation II (The "Depositor") and held by GS Mortgage Securities Trust 2014-GC26 were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from February 13, 2016 to March 11, 2016.

The Depositor has filed a Form ABS-15G on February 16, 2016. The CIK number of the Depositor is 0001004158. There is no new activity to report at this time.

Goldman Sachs Mortgage Company ('GSMC'), one of the sponsors, has filed a Form ABS-15G on February 12, 2016. The CIK number of GSMC is 0001541502. There is no new activity to report at this time.

Cantor Commercial Real Estate Lending L.P. (CCRE), one of the sponsors, has filed a Form ABS-15G on February 12, 2016. The CIK number of CCRE is 0001558761. There is no new activity to report at this time.

Citigroup Global Markets Realty Corp.(CGMRC), one of the sponsors, has filed a Form ABS-15G on February 16, 2016. The CIK number of CGMRC is 0001541001. There is no new activity to report at this time.

MC-Five Mile Commercial Mortgage Finance LLC (Five Mile), one of the sponsors, has filed a Form ABS-15G on February 22, 2016. The CIK number of Five Mile is 0001576832. There is no new activity to report at this time.

Starwood Mortgage Capital LLC (Starwood), one of the sponsors, has filed a Form ABS-15G on February 05, 2016. The CIK number of Starwood is 0001548405. There is no new activity to report at this time.

Item 1A. Asset-Level Information.
Not applicable.

Item 1B. Asset Representations Reviewer and Investor Communication.
Not applicable.

PART II - OTHER INFORMATION

Item 2. Legal Proceedings.
On December 17, 2015, U.S. Bank National Association, the trustee under five (5) pooling and servicing agreements for (i) Wachovia Bank Commercial Mortgage Trust 2007-C30, (ii) COBALT CMBS Commercial Trust 2007-C2, (iii) Wachovia Bank Commercial Mortgage Trust 2007-C31, (iv) ML-CFC Commercial Mortgage Trust 2007- 5 and (v) ML-CFC Commercial Mortgage Trust 2007-6 commenced a proceeding with the Second Judicial District Court of Ramsey County, Minnesota ("Court") for a declaratory judgment as to the proper allocation of certain proceeds in the alleged amount of $560 million ("Disputed Proceeds") received by CWCAM in connection with the sale of the Peter Cooper Village and Stuyvesant Town property in New York, New York (the “Property”) securing loans held by those trusts. CWCAM was the special servicer of the Property. The petition requests the court to instruct the trustee, the trust beneficiaries, and any other interested parties as to the amount of the Disputed Proceeds, if any, that constitute penalty interest and/or the amount of the Disputed Proceeds, if any, that constitute gain-on-sale proceeds, with respect to each trust. On February 24, 2016, CWCAM made a limited appearance with the Court to file a motion to dismiss this proceeding based on lack of jurisdiction, mootness, standing, and forum non conveniens. There can be no assurances as to the outcome of this motion or the proceeding or the possible impact on CWCAM. However, CWCAM believes that it has performed its obligations under the related pooling and servicing agreements in good faith, and that the Disputed Proceeds were properly allocated to CWCAM as penalty interest, and it intends to vigorously contest any claim that such Disputed Proceeds were improperly allocated as penalty interest.

Item 7. Change in Sponsor Interest in the Securities.
None.

Item 10. Exhibits.
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1) Monthly report distributed to holders of the certificates issued by GS Mortgage Securities Trust 2014-GC26, relating to the March 11, 2016 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GS Mortgage Securities Corporation II
(Depositor)

Date: March 25, 2016	/s/ Leah Nivison
Name: Leah Nivison
Title: CEO

EXHIBIT INDEX

Exhibit	Description
Exhibit 99.1	Monthly report distributed to holders of GS Mortgage Securities Trust 2014-GC26, relating to the March 11, 2016 distribution.